Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	Estimated Life(a)	Amortization Method(b)	Balance
			2018	2017
Goodwill		(c)	$9,369	$9,434
Merchant processing contracts	6 years/8 years	SL/AC	155	89
Core deposit benefits	22 years/5 years	SL/AC	104	131
Mortgage servicing rights		(c)	2,791	2,645
Trust relationships	10 years/7 years	SL/AC	34	45
Other identified intangibles	5 years/4 years	SL/AC	308	318
Total			$12,761	$12,662
(a)

Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b)	Amortization methods: SL = straight line method
AC	= accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate Amortization Expense

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2018	2017	2016
Merchant processing contracts	$24	$24	$28
Core deposit benefits	26	30	34
Trust relationships	11	14	16
Other identified intangibles	100	107	101

Total	$161	$175	$179

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2019	$141
2020	113
2021	90
2022	74
2023	45

Changes in Carrying Value of Goodwill

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2018, 2017 and 2016:

(Dollars in Millions)	Corporate and Commercial Banking	Consumer and Business Banking	Wealth Management and Investment Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2015	$1,647	$3,681	$1,567	$2,466	$–	$9,361
Foreign exchange translation and other	–	–	(1)	(16)	–	(17)

Balance at December 31, 2016	$1,647	$3,681	$1,566	$2,450	$–	$9,344
Goodwill acquired	–	–	–	62	–	62
Foreign exchange translation and other	–	–	3	25	–	28

Balance at December 31, 2017	$1,647	$3,681	$1,569	$2,537	$–	$9,434
Goodwill acquired	–	–	–	105	–	105
Disposal	–	(155)	–	–	–	(155)
Foreign exchange translation and other	–	(51)	49	(13)	–	(15)

Balance at December 31, 2018	$1,647	$3,475	$1,618	$2,629	$–	$9,369